UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                --------------
Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          599 Lexington Avenue, Suite 4110
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Justin Morgan
Title:            Controller
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Justin Morgan             New York, NY               May 17, 2010
---------------------------          -------------              -------------
           [Signature]               [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
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Form 13F Information Table Entry Total:                      30
                                                  ---------------------

Form 13F Information Table Value Total:                   $871,908
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                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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

                                                    JAT CAPITAL MANAGEMENT
                                                 Quarter Ended March 31, 2010
                                                  FORM 13F INFORMATION TABLE

---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AKAMAI TECHNOLOGIES INC      COM              00971T101   25,377   807,675 SH       SOLE                  807,675
APPLE INC                    COM              037833100   36,566   155,601 SH       SOLE                  155,601
BAIDU INC                    SPON ADR REP A   056752108   91,584   153,407 SH       SOLE                  153,407
BROCADE COMMUNICATIONS SYS I COM NEW          111621306    7,292 1,277,113 SH       SOLE                1,277,113
BRUNSWICK CORP               COM              117043109    3,639   227,848 SH       SOLE                  227,848
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   29,590 1,225,770 SH       SOLE                1,225,770
CITRIX SYS INC               COM              177376100    9,751   205,410 SH       SOLE                  205,410
COMMSCOPE INC                COM              203372107   71,634 2,556,533 SH       SOLE                2,556,533
CSX CORP                     COM              126408103   22,104   434,269 SH       SOLE                  434,269
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100    9,616   245,307 SH       SOLE                  245,307
EQUINIX INC                  COM NEW          29444U502   97,550 1,002,155 SH       SOLE                1,002,155
F5 NETWORKS INC              COM              315616102   29,180   473,467 SH       SOLE                  473,467
GANNETT INC                  COM              364730101    1,691   102,373 SH       SOLE                  102,373
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107   50,793 1,551,398 SH       SOLE                1,551,398
LAS VEGAS SANDS CORP         COM              517834107   36,046 1,704,280 SH       SOLE                1,704,280
LEAP WIRELESS INTL INC       COM NEW          521863308   15,487   946,625 SH       SOLE                  946,625
LIBERTY GLOBAL INC           COM SER A        530555101   74,818 2,565,779 SH       SOLE                2,565,779
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708   20,612   377,020 SH       SOLE                  377,020
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104   54,249 3,545,689 SH       SOLE                3,545,689
LIVE NATION ENTERTAINMENT IN COM              538034109   22,025 1,518,974 SH       SOLE                1,518,974
MADISON SQUARE GARDEN INC    CL A             55826P100    5,249   241,539 SH       SOLE                  241,539
MERCADOLIBRE INC             COM              58733R102   37,566   779,216 SH       SOLE                  779,216
NETFLIX INC                  COM              64110L106    2,654    35,998 SH       SOLE                   35,998
NVIDIA CORP                  COM              67066G104    7,144   410,600 SH       SOLE                  410,600
REPUBLIC SVCS INC            COM              760759100   20,300   699,501 SH       SOLE                  699,501
ROYAL CARIBBEAN CRUISES LTD  COM              V7780T103   23,535   713,406 SH       SOLE                  713,406
SALESFORCE COM INC           COM              79466L302    7,413    99,569 SH       SOLE                   99,569
STEC INC                     COM              784774101   14,577 1,216,785 SH       SOLE                1,216,785
VMWARE INC                   CL A COM         928563402    7,387   138,597 SH       SOLE                  138,597
YAHOO INC                    COM              984332106   36,479 2,206,828 SH       SOLE                2,206,828